Debentures (Details Narrative) $ in Thousands					4 Months Ended	12 Months Ended
	Jan. 03, 2023 shares	Oct. 07, 2020 $ / shares shares	Sep. 30, 2020	Sep. 29, 2020	Jun. 30, 2020	Dec. 31, 2022 CAD ($) shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Amendment terms of debenture effective date						July 1, 2020
Weighted average coupon interest rate			14.00%			7.00%
Percentage of principal balance with maturity extended						50.00%
Annual interest payable				12.00%
Quarterly interest payable				3.00%
Annual interest received						8.00%
Quarterly interest received						2.00%
Unpaid interest settlement percentage					10.00%
Number of shares issued		4,479,392
Exercise price per warrant | $ / shares		$ 2.03
Warrants exercised to common shares						3,295,427
Cash proceeds for issuance of common shares | $						$ 6,690
Debenture warrants, outstanding and exercisable						1,183,965
Debenture Warrants Expired Unexercised	1,183,965
Debentures [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Gain recognized on revision to debentures cash flow timing | $						$ 1,114
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period					Mar. 01, 2020
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period					Jun. 30, 2020
Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures						Jan. 31, 2023
Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures						Jan. 31, 2024